Accounts payable and other liabilities - Schedule of accounts payable and other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable		$ 45,974	$ 18,599
Other payables	[1]	24,544	46,824
Accrued liabilities	[2]	91,691	72,328
Payroll liabilities		33,186	35,780
Provisions and contingent liabilities	[3]	46,134	38,310
Total		$ 241,529	$ 211,841

[1]	Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
[2]	Accrued liabilities mainly consist of the provision for customer payments (See Note 10), general accrued expenses and external interest payable.
[3]	Provisions and contingent liabilities mainly consist of uncertain tax positions, allowance for credit losses related to financial guarantees and merchant overdrafts, and provisions recognized for certain litigation claims.